Investments accounted for using the equity method - Additional Information (Details) - EUR (€) € in Thousands					1 Months Ended		7 Months Ended	12 Months Ended
	Apr. 28, 2024	Apr. 27, 2023	Dec. 31, 2022	Jan. 01, 2022	Jul. 31, 2023	Apr. 30, 2023	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Additions									€ 19,781
Tom Ford International LLC
Disclosure of associates [line items]
Cumulative translation losses						€ 4,705
Additions								€ 1,845
TFI Group
Disclosure of associates [line items]
Proportion of ownership interest in associate	100.00%							50.00%
Pelletteria Tizeta S.r.l.
Disclosure of associates [line items]
Proportion of ownership interest in associate	100.00%	50.00%						50.00%
Tom Ford International LLC
Disclosure of associates [line items]
Proportion of ownership interest in associate		15.00%	15.00%	15.00%				100.00%	100.00%	15.00%
Additions									€ 1,845
Filati Biagioli Modesto S.p.A.
Disclosure of associates [line items]
Proportion of ownership interest in associate								45.00%	40.00%
Additions					€ 2,200		€ 4,450		€ 6,700
Additions, in cash									€ 4,500
Norda Run Inc.
Disclosure of associates [line items]
Proportion of ownership interest in associate								25.00%	25.00%
Additions									€ 6,580
Luigi Fedeli e Figlio S.r.l.
Disclosure of associates [line items]
Proportion of ownership interest in associate								15.00%	15.00%
Additions									€ 4,656